Material accounting policies - Summary of Standard Amendments and Interpretations That Have Been Issued But Not Yet Effective (Detail)	12 Months Ended
Dec. 31, 2023
Amendments to IFRS 1, Presentation of financial statements: Classification of liabilities as current or non-current ("2020 amendments")
Disclosure Of Detailed Information About Standards Amendments And Interpretations That Have Been Issued But Not Yet Effective [Line Items]
Effective for annual periods beginning on or after	January 1, 2024
Amendments to IFRS 1, Presentation of financial statements: Non-current liabilities with covenants ("2022 amendments")
Disclosure Of Detailed Information About Standards Amendments And Interpretations That Have Been Issued But Not Yet Effective [Line Items]
Effective for annual periods beginning on or after	January 1, 2024
Amendments to IFRS 16, Leases: Lease liability in a sale and leaseback
Disclosure Of Detailed Information About Standards Amendments And Interpretations That Have Been Issued But Not Yet Effective [Line Items]
Effective for annual periods beginning on or after	January 1, 2024
Amendments to IFRS 7, Statement of cash flows and IFRS 7, Financial Instruments: Disclosures: Supplier finance arrangements
Disclosure Of Detailed Information About Standards Amendments And Interpretations That Have Been Issued But Not Yet Effective [Line Items]
Effective for annual periods beginning on or after	January 1, 2024
Amendments to IFRS 21, The effects of changes in foreign exchange rates: Lack of exchangeability
Disclosure Of Detailed Information About Standards Amendments And Interpretations That Have Been Issued But Not Yet Effective [Line Items]
Effective for annual periods beginning on or after	January 1, 2025